Income Tax Provision (Details) - Schedule of reconciliation of the federal income tax rate - Unique Logistics International, Inc. [Member]	9 Months Ended		12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	May 31, 2022	May 31, 2021
Investments, Owned, Federal Income Tax Note [Line Items]
US Federal statutory rate	21.00%	21.00%	21.00%	21.00%
State income tax, net of federal benefit	2.00%	9.00%	16.40%	8.40%
Foreign income taxes and adjustments	0.60%
Prior year provision adjustment to actual	(6.30%)
FDII deduction	(6.70%)		(10.10%)
Change in valuation allowance		(3.00%)		1.70%
Other permanent differences, net	(0.10%)	1.00%	4.30%	4.50%
Income tax provision	10.50%	28.00%	40.60%	23.20%